GENERAL - Narrative (Details) - LNG carrier	Dec. 31, 2023 vessel
FLNG
Ownership Interests [Line Items]
Number of carriers owned and operated	2
LNG carrier
Ownership Interests [Line Items]
Number of carriers owned and operated	1